Loans Receivable - EMX Term Loan (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Apr. 15, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 09, 2024
Loans Receivable
Interest revenue			$ 14.2	$ 8.3
Drawdowns			175.0
EMX Term Loan
Loans Receivable
Drawdowns		$ 25.1
EMX Term Loan | Loans receivable
Loans Receivable
Principal amount					$ 10.0
Interest revenue			$ 2.8	$ 0.6
Principal prepayment	$ 10.0
Notional amount					$ 35.0
Commitment fee (as a percent)					1.00%
EMX Term Loan | SOFR | Loans receivable | Bottom of range
Loans Receivable
Applicable margin					3.00%
EMX Term Loan | SOFR | Loans receivable | Top of range
Loans Receivable
Applicable margin					4.25%